CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES:
Net loss	$ (220,632,107)	$ (11,299,887)
Adjustments for:
Share based compensation	1,546,771	2,001,087
Share based payments		877,500
Depreciation	284,414	249,300
Accretion and interest expense	3,163,490	2,707,277
Gain on disposal of buildings and equipment	(8,500)	(18,500)
Change in fair value of warrant derivative	600,141	(180,096)
Change in fair value of convertible note derivative	179,133,742	(24,786,758)
Unrealized foreign exchange loss	7,922,572	2,993,016
Interest income	(277,818)	(548,042)
Changes in:
Receivables	18,383	149,925
Prepaid expenses	135,420	(512,255)
Trade and other payables	(693,111)	1,307,544
Net cash used in operating activities	(28,806,603)	(27,059,889)
INVESTING ACTIVITIES:
Investment in exploration and evaluation assets	(490,495)	(290,486)
Purchase of buildings and equipment	(38,796)	(20,456)
Sale of buildings and equipment	8,500	18,500
Interest received	275,284	538,588
Net cash (used in)/provided by investing activities	(245,507)	246,146
FINANCING ACTIVITIES:
Proceeds from issuance of Convertible Notes	35,000,000
Payment of transaction costs on issuance of Convertible Notes	(237,170)
Finance cost deducted as share issue cost	224,210
Proceeds from issuance of common shares through financing		14,929,176
Payment of transaction costs on issuance of common shares through financing	(22,148)	(844,832)
Proceeds from issuance of common shares through exercise of options	1,852,534	418,856
Interest paid on convertible notes	(32,521)	(18,727)
Payment of lease liabilities	(211,230)	(81,803)
Net cash provided by financing activities	36,573,675	14,402,670
Effect of foreign exchange on cash and cash equivalents	11,579	29,137
Net increase (decrease) in cash and cash equivalents	7,533,144	(12,381,936)
Cash and cash equivalents, beginning of year	17,504,622	29,886,558
Cash and cash equivalents, end of year	$ 25,037,766	$ 17,504,622